INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

Income tax expense consists of the following components:

	December 31, 2022	December 31, 2021
Current
Federal	$-	$-
State	41,401	-
Foreign	49,110	40,264
Total Current	90,511	40,264
	-	-
Deferred
Federal	$-	$-
State	-	-
Total Deferred	-	-

Income tax expense	$90,511	$40,264

SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES

The Company’s provision for income taxes for the years ended December 31, 2022 and 2021 is based on the estimated annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Loss before income tax provision	$(8,096,671)	$(8,160,541)
Income tax provision	90,511	40,264
Effective tax rate	-1.12%	-0.49%

SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 14 – INCOME TAXES (CONTINUED)

	December 31, 2022		December 31, 2021
Income tax expense (benefit) at federal statutory rate	$(1,700,301)	21.00%	$(1,713,714)	21.00%
State and local income taxes net of federal tax benefits	(17,442)	0.12%	(21,754)	0.27%
Return to provision adjustments	(140,374)	1.73%	5,119	-0.06%
Other adjustments to deferred	1,051,874	-12.99%	-	-
Change in valuation allowance	720,407	-8.90%	2,295,280	-28.13%
Permanent differences	166,816	-2.06%	(528,281)	6.47%
Other– net	9,531	-0.12%	3,614	-0.04%
Income tax expense	$90,511	-1.12%	$40,264	-0.49%

SCHEDULE OF DEFERRED TAX ASSET

Temporary differences which give rise to a significant portion of deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Accrued expenses	$65,011	$214,397
Fixed and intangible assets	(54,219)	(75,900)
Allowance for doubtful accounts	13,885	16,678
Warrant amortization	211,142	96,165
Net operating loss - Federal	5,328,850	4,648,504
Net operating loss - States	189,695	134,112
	5,754,364	5,033,956
Less: Valuation allowance	(5,754,364)	(5,033,956)
Net deferred tax asset	$-	$-